Subsequent events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent events
26.	Subsequent events

In February 2017, the Group granted  1,280,720  RSUs to its employees under the 2013 Share Incentive Plan.

On April 17, 2017, the Group entered into a definitive agreement with Tencent to invest in the Group’s used good platform business named Zhuan Zhuan. The Group will establish a separate group of companies (the “Zhuan Zhuan Entities”) and  inject the Zhuan Zhuan App and certain used goods related listing channels from the 58 and Ganji platforms into Zhuan Zhuan, and Tencent will invest RMB1,375,700 (US$200,000) in cash and additional business resources into the Zhuan Zhuan Entities for a minority equity ownership. The Group will continue its direct traffic and other business support to the Zhuan Zhuan Entities. The transaction contemplated under this definitive agreement closed on April 28, 2017.

The Company obtained a two-year secured interest-bearing loan in U.S. dollar amounted to RMB739,847 (US$107,500) from CMB Bank on April 21, 2017. This bank loan was secured by two-year term deposits in Renminbi amounted to RMB792,000. The Company used the proceeds from this loan to repay the short-term loan in U.S. dollar amounted RMB739,847 (US$107,500) due to CMB Bank as stated in Note 16.